Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Account Receivables, Net of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 181,520		¥ 109,008
Less: allowance for doubtful accounts	(1,127)		(574)	¥ (312)
Accounts receivable, net	¥ 180,393	$ 25,912	¥ 108,434